Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 04, 2012	Dec. 31, 2012	Sep. 29, 2012	Oct. 30, 2012	Dec. 31, 2012	Sep. 28, 2013	Oct. 31, 2012	Nov. 30, 2012
Debt Disclosure [Line Items]
Debt transaction cost paid	$ 0	$ 0	$ 74,800,000
Debt instrument proceeds used to repay amounts of other debt									435,000,000
Commercial paper outstanding	987,600,000	528,900,000
Cost and expenses incurred in connection with acquisition		8,200,000	57,300,000
Compliance with debt agreement financial covenants	we were in compliance with all financial covenants in our debt agreements.
Future minimum lease payments	6,900,000
Imputed interest	200,000
Debt, Long-term and Short-term, Combined Amount	3,004,100,000	2,550,400,000
Pentair Middle East Holding S.a.r.l.
Debt Disclosure [Line Items]
Percentage Of Ownership Interest Acquired				25.00%
Cash paid					100,000,000
CPT
Debt Disclosure [Line Items]
Capital lease obligation cost	19,500,000	41,700,000
Accumulated amortization	2,400,000	7,600,000
Credit Facility
Debt Disclosure [Line Items]
Facility Fees, minimum						0.00100
Facility Fees, maximum						0.00300
Remaining availability under Credit Facility	1,102,600,000
Other Credit Facilities
Debt Disclosure [Line Items]
Credit facility maximum borrowing capacity	78,300,000
Line of credit facility, amount outstanding	0
Minimum
Debt Disclosure [Line Items]
Debt agreement financial covenant, leverage ratio	3.50
Maximum
Debt Disclosure [Line Items]
Cost and expenses incurred in connection with acquisition	25,000,000
Debt agreement financial covenant, leverage ratio	3.00
Senior Notes
Debt Disclosure [Line Items]
Whole premium amount										65,800,000
Terminate related interest rate swaps							3,400,000
Unamortized deferred financing costs										600,000
Senior Notes, 5.000% Due 2021
Debt Disclosure [Line Items]
Aggregate principal amount	373,000,000
Debt, interest rate	5.00%
Debt transaction cost paid								5,600,000
Aggregate principal amount	127,000,000
Senior Notes, 5.000% Due 2021 | Senior Notes
Debt Disclosure [Line Items]
Debt, Weighted Average Interest Rate	5.00%
Debt, Long-term and Short-term, Combined Amount	500,000,000	500,000,000
Senior Notes 1.350% due 2015
Debt Disclosure [Line Items]
Aggregate principal amount											350,000,000
Debt, interest rate											1.35%
Senior Notes 1.350% due 2015 | Senior Notes
Debt Disclosure [Line Items]
Debt, Weighted Average Interest Rate	1.35%
Debt, Long-term and Short-term, Combined Amount	350,000,000	350,000,000
Senior Notes 2.650% due 2019
Debt Disclosure [Line Items]
Aggregate principal amount											250,000,000
Debt, interest rate											2.65%
Senior Notes 2.650% due 2019 | Senior Notes
Debt Disclosure [Line Items]
Debt, Weighted Average Interest Rate	2.65%
Debt, Long-term and Short-term, Combined Amount	250,000,000	250,000,000
Senior Notes 5.65% | Fixed Rate
Debt Disclosure [Line Items]
Debt, interest rate										5.65%
Outstanding aggregate principal										400,000,000
Senior Notes 1.05% Due 2013 | Floating Rate
Debt Disclosure [Line Items]
Floating rate notes										1.05%
Senior Notes 1.05% Due 2013 | Senior Notes
Debt Disclosure [Line Items]
Redemption value							100,000,000
Senior Notes 3.150% due 2022
Debt Disclosure [Line Items]
Aggregate principal amount									550,000,000
Debt, interest rate									3.15%
Senior Notes 3.150% due 2022 | Senior Notes
Debt Disclosure [Line Items]
Debt, Weighted Average Interest Rate	3.15%
Debt, Long-term and Short-term, Combined Amount	550,000,000	550,000,000
Senior Notes 1.875 % due 2017
Debt Disclosure [Line Items]
Aggregate principal amount									350,000,000
Debt, interest rate									1.875%
Senior Notes 1.875 % due 2017 | Senior Notes
Debt Disclosure [Line Items]
Debt, Weighted Average Interest Rate	1.875%
Debt, Long-term and Short-term, Combined Amount	350,000,000	350,000,000
Subsidiary Issuer
Debt Disclosure [Line Items]
Ownership percentage	100.00%
Debt transaction cost paid			0
Subsidiary Issuer | Senior Notes, 5.000% Due 2021
Debt Disclosure [Line Items]
Debt, interest rate	5.00%
Subsidiary Issuer | Senior Notes 1.350% due 2015
Debt Disclosure [Line Items]
Debt, interest rate	1.35%
Subsidiary Issuer | Senior Notes 2.650% due 2019
Debt Disclosure [Line Items]
Debt, interest rate	2.65%
Subsidiary Issuer | Senior Notes 3.150% due 2022
Debt Disclosure [Line Items]
Debt, interest rate	3.15%
Subsidiary Issuer | Senior Notes 1.875 % due 2017
Debt Disclosure [Line Items]
Debt, interest rate	1.875%
Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Credit facility maximum borrowing capacity	$ 2,100,000,000.0